Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	Spinnaker ETF Series
Entity Central Index Key	0001484018
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jan. 26, 2024
Document Effective Date	Feb. 01, 2024
Prospectus Date	Feb. 01, 2024
Trajan Wealth Income Opportunities ETF | Trajan Wealth Income Opportunities ETF
Prospectus:
Trading Symbol	TWIO